PREPAID AND OTHER CURRENT ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 CNY
PREPAID AND OTHER CURRENT ASSETS, NET
Deposits for acquisition	21,998		76,707
Current portion of prepaid advertising expense	12,755		72,080
Prepayment for new training center project			65,609
Receivables arising from the termination of arrangements	12,037		54,000
Amount due from Xihua Group	75,100		44,061
Value added tax refundable	34,879		45,800
Rental deposits	28,456		24,265
Receivables resulting from disposals	14,000		35,000
Receivable from Zhenjiang operating rights	35,000		35,000
Prepaid rental fees	30,566		28,433
Prepayment for cooperative rights to cooperating universities	177		2,596
Staff advances	8,940		8,891
Prepaid professional services fees	1,902		8,475
Due from owners	4,299
Others	59,182		56,534
Total before allowance for doubtful accounts	339,291		557,451
Less: allowance for doubtful accounts	(7,700)
Total	331,591	53,224	557,451
Allowance for doubtful accounts:
Addition	(255,643)
Written off	247,943
Balance at end of year	(7,700)
Arising from Subsequent Receivable Transfer Agreements
Deposits for acquisition	33,800
Receivables arising from the termination of arrangements	16,000
Amount due from Xihua Group	76,880
Other deemed not recoverable
Deposits for acquisition	23,701
Amount due from Xihua Group	46,829
Due from former owners	27,056
Others	23,677
Total	247,943
Consideration receivable from transfer of certain receivable Suzhou Qingrun Guarantee Company Ltd	35,000
Payable to Zhenjiang Foreign Language School	36,770		34,603